Other income (Tables)	6 Months Ended
Jun. 30, 2026
Component of Operating Income [Abstract]
Schedule of other income
Other income consisted of the following for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Interest and other income	$80,389	$52,128	$147,071	$144,388
Management fees	9,443	9,888	21,476	22,190
	$89,832	$62,016	$168,547	$166,578